Royalty and Other Property Interests	12 Months Ended
Dec. 31, 2023
Royalty And Other Property Interests [Abstract]
Royalty and Other Property Interests
Note 7 - Royalty and Other Property Interests
As at and for the year ended December 31, 2023:

	Country	December 31, 2022	Net Additions (Recoveries)	Depletion	Impairment	Cumulative translation adjustments	December 31, 2023	Historical cost	Accumulated depletion and other**
Royalty Interests
Gediktepe	Türkiye	$34,528	$-	$(4,627)	$-	$-	$29,901	$43,746	$(13,845)
Leeville	USA	4,546	-	(405)	-	-	4,141	38,869	(34,728)
Diablillos	Argentina	6,582	-	-	-	-	6,582	7,224	(642)
Berenguela	Peru	1,828	-	-	-	-	1,828	2,006	(178)
Revelo Portfolio	Chile	1,137	(709)	-	(27)	-	401	453	(52)
Tartan Lake	Canada	914	-	-	-	-	914	1,003	(89)
Timok	Serbia	148	-	(7)	-	-	141	195	(54)
Other*	Various	2,008	300	-	-	-	2,308	2,381	(73)
		51,691	(409)	(5,039)	(27)	-	46,216	95,877	(49,661)
Other Property Interests
Perry Portfolio	Canada	741	(200)	-	(43)	-	498	2,199	(1,701)
Revelo Portfolio	Chile	-	709	-	-	-	709	709	-
Other*	Various	993	(317)	-	-	-	676	3,324	(2,648)
		1,734	192	-	(43)	-	1,883	6,232	(4,349)
Total		$53,425	$(217)	$(5,039)	$(70)	$-	$48,099	$102,109	$(54,010)
* Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Argentina, Chile, Mexico, Canada and the U.S.A.
** Includes previously recognized recoveries, impairment charges and translation adjustments.
Note 7 - Royalty and Other Property Interests (continued)
As at and for the year ended December 31, 2022:

	Country	December 31, 2021	Net Additions (Recoveries)	Depletion	Impairment	Cumulative translation adjustments	December 31, 2022	Historical cost	Accumulated depletion and other**
Royalty Interests
Gediktepe	Türkiye	$43,746	$-	$(3,770)	$(5,448)	$-	$34,528	$43,746	$(9,218)
Leeville	USA	6,413	-	(1,867)	-	-	4,546	38,869	(34,323)
Diablillos	Argentina	7,018	-	-	-	(436)	6,582	7,224	(642)
Berenguela	Peru	1,949	-	-	-	(121)	1,828	2,006	(178)
Revelo Portfolio	Chile	1,326	-	-	(25)	(164)	1,137	1,162	(25)
Tartan Lake	Canada	975	-	-	-	(61)	914	1,003	(89)
Timok	Serbia	195	-	-	-	(47)	148	195	(47)
Other*	Various	1,576	484	-	-	(52)	2,008	2,081	(73)
		63,198	484	(5,637)	(5,473)	(881)	51,691	96,286	(44,595)
Other Property Interests
Perry Portfolio	Canada	1,321	(446)	-	(53)	(81)	741	2,199	(1,458)
Other*	Various	1,129	(67)	-	-	(69)	993	3,624	(2,631)
		2,450	(513)	-	(53)	(150)	1,734	5,823	(4,089)
Total		$65,648	$(29)	$(5,637)	$(5,526)	$(1,031)	$53,425	$102,109	$(48,684)
* Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Argentina, Chile, Mexico, Canada and the U.S.A.
** Includes previously recognized recoveries, impairment charges and translation adjustments.
Royalty Interests
Timok Royalty
EMX’s Timok Royalty is located in the Bor Mining District of Serbia and covers the Cukaru Peki copper-gold deposit. On September 1, 2023 the Company executed an amended and restated royalty agreement for its Timok Royalty property with Zinjin Mining Group Ltd ("Zijin"). The Company and Zijin agreed that the Timok Royalty will consist of a 0.3625% NSR royalty that is uncapped and cannot be repurchased or reduced.
Gediktepe Royalty
The Company holds two royalties at Gediktepe in Türkiye, which cover assets currently being operated by Lidya Madencilik Sanayi ve Ticaret A.Ş., a private Turkish company. These include a perpetual 10% NSR royalty over metals produced from the oxide zone after cumulative production of 10,000 gold-equivalent oxide ounces; and (ii) a perpetual 2% NSR royalty over metals produced from the sulfide zone, payable after cumulative production of 25,000 gold-equivalent sulfide ounces. Upon achievement of the production of 10,000 gold-equivalent oxide ounces, a $4,000 milestone payment was earned in 2022 and received in 2023.
Leeville Royalty
The Company holds a 1% gross smelter return ("GSR") royalty on portions of West Leeville, Carlin East, Four Corners, Turf and other underground gold mining operations and deposits in the Northern Carlin Trend of Nevada. The Leeville royalty property is included in the Nevada Gold Mines LLC and Barrick-Newmont Nevada joint venture. Royalty income from the Leeville Mine incurs a 5% direct gold tax.
Note 7 - Royalty and Other Property Interests (continued)
During the year ended December 31, 2022, through its wholly-owned subsidiary, Bullion, the Company reached a settlement with Barrick Gold Corporation (“Barrick”) and Barrick affiliates and subsidiaries (“Barrick Entities”) with respect to Bullion’s claim of non-payment of royalties by the Barrick Entities to Bullion on production from properties in the Carlin trend, Nevada. Pursuant to the settlement, Barrick paid Bullion $25,000. Of the $25,000 settlement, $6,175 was paid as a fee to Bullion’s lawyers resulting in net proceeds received of $18,825.
Balya Royalty
The Company holds a 4% NSR royalty on the Balya property that is uncapped and is not subject to a buy back agreement previously acquired from the transfer of the Balya royalty property in Türkiye from Dedeman Madencilik San. Ve Tic. A. Ş. to Esan Eczacibaşi Endüstriyel Hammaddeler San. Ve Tic. A.Ş. ("Esan") a private Turkish company.
Gold Bar South Royalty
The Company holds a 1% NSR royalty in the Gold Bar South royalty property, operated by McEwen Mining Inc. ("McEwen"), which covers a gold deposit situated southeast of McEwen's Gold Bar open pit mining operation in north-central Nevada.
Impairment of Non-Current Assets
The Company’s accounting policy for impairment of non-current assets is to use the higher of the estimates of fair value less cost of disposal of these assets or value in use. The Company uses valuation techniques that require significant judgments and assumptions, including those with respect to future production levels, future metal prices and discount rates.
Non-current assets are tested for impairment when events or changes in circumstances suggest that the carrying amount may not be recoverable. The Company continuously reviews operator reserve and resource estimates, expected long term commodity prices to be realized, foreign exchange, interest rates and other relevant information received from the operators that indicate production from royalty interests may be significantly reduced in the future.
During the year ended December 31, 2022, the Company re-evaluated the carrying value of the Gediktepe royalty after review of oxide production to date and the potential for delays relating to sulfide production, combined with revisions to metals pricing and Turkish royalty rates. As a result of this review, the Company recorded an impairment charge of $5,448, which was determined using a discounted cash flow model estimating the fair value less costs of disposal over a 15 years mine life using long term gold and copper prices of $1,641/oz and $3.61/lb discounted at rates of 5% and 8% respectively. In isolation, a 10% change in the long-term prices of gold and copper could result in a difference in the recoverable amount of $1,027, while a 10% increase in the respective discount rates would result in a reduction of the recoverable amount of $1,125.